LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT
LONG-TERM DEBT

20.  LONG-TERM DEBT

	Effective interest rate as of
	December 31, 2019	2019	2018

Quebecor Media
Bank credit facility (i)	4.65%	$9.0	$451.7
Senior Notes (ii)		1,611.7	1,659.2
		1,620.7	2,110.9
Videotron (iii)
Bank credit facility (iv)	3.28%	89.3	742.0
Senior Notes (ii)		4,173.0	3,502.4
		4,262.3	4,244.4
TVA Group (iii)
Bank credit facility (v)	3.39%	44.9	52.9

Total long-term debt		5,927.9	6,408.2

Change in fair value related to hedged interest rate risk		9.1	2.5
Financing fees, net of amortization		(37.6)	(35.7)
		(28.5)	(33.2)
		5,899.4	6,375.0
Less current portion		(44.9)	(56.6)
		$5,854.5	$6,318.4
(i)

The bank credit facility of Quebecor Media provides for a $300.0 million secured revolving credit facility that matures in July 2022 and bears interest at Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by the Corporation's leverage ratio. This credit facility contains covenants such as maintaining certain financial ratios, as well as limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, and make other distributions. It is secured by liens on all of the movable property and assets of the Corporation (primarily shares of its subsidiaries), now owned or hereafter acquired. As of December 31, 2019, the credit facility was secured by assets with a carrying value of $1,727.4 million ($1,714.6 million in 2018). An amount of $9.0 million was drawn on the secured revolving credit facility as of December 31, 2019 (none as of December 31, 2018 ). An amount of $451.7 million was outstanding as of December 31, 2018 on a term loan “B” prepaid in 2019 (note 8).

(ii)

The Senior Notes are unsecured and contain certain restrictions on the respective issuers, including limitations on their ability to incur additional indebtedness, pay dividends, or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make‑whole formula at any time prior to maturity. The Senior Notes issued by Videotron are guaranteed by specific subsidiaries of Videotron. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2019:

			Annual nominal		Interest payable
Principal amount			interest rate	Maturity date	every 6 months on

Quebecor Media
US$	850.0		5.750%	January 15, 2023	June and December 15
	$500.0		6.625%	January 15, 2023	June and December 15

Videotron
US$	800.0		5.000%	July 15, 2022	January and July 15
US$	600.0		5.375%	June 15, 2024	June and December 15
	$400.0		5.625%	June 15, 2025	April and October 15
	$375.0		5.750%	January 15, 2026	March and September 15
US$	600.0	[1]	5.125%	April 15, 2027	April and October 15
	$800.0	[2]	4.500%	January 15, 2030	April and October 15
[1]	The Notes were issued in April 2017 for net proceeds of $794.5 million, net of financing fees of $9.9 million.
[2]	The Notes were issued in October 2019 for net proceeds of $790.7 million, net of financing fees of $9.3 million.

(iii) The debts of these subsidiaries are non-recourse to Quebecor Media.

(iv) The bank credit facility of Videotron provides for a $1,500.0 million secured revolving credit facility that matures in July 2023 and bears interest at Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by Videotron’s leverage ratio. The bank credit facility is secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of Videotron and most of its wholly owned subsidiaries. As of December 31, 2019, the bank credit facility was secured by assets with a carrying value of $8,062.9 million ($7,748.9 million in 2018). The bank credit facility contains covenants such as maintaining certain financial ratios, as well as limitations on Videotron’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2019, $89.3 million was drawn on the secured revolving credit facility ($742.0 million was drawn as of December 31, 2018).

(v)  The bank credit facility of TVA Group provides for a secured revolving credit facility in the amount of $150.0 million that matures in February 2020 and bears interest at Bankers' acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by TVA Group's leverage ratio. The bank credit facility contains covenants such as maintaining certain financial ratios, limitations on TVA Group’s ability to incur additional indebtedness, pay dividends, or make other distributions. The credit facility is secured by liens on all of its movable assets and an immovable hypothec on its Head Office building. As of December 31, 2019, $44.9 million was drawn on the revolving credit facility (none as of December 31, 2018). An amount of $52.9 million was outstanding as of December 31, 2018 on a secured term loan repaid in 2019.

On February 21, 2020, TVA Group amended it secured revolving credit facility to extend its term from February 2020 to February 2021, to reduce the amount available for borrowing from $150.0 million to $75.0 million and to amend certain terms and conditions.

On December 31, 2019, the Corporation was in compliance with all debt covenants.

Principal repayments of long-term debt over the coming years are as follows:

2020	$44.9
2021	—
2022	1,048.2
2023	1,701.0
2024	779.4
2025 and thereafter	2,354.4

Changes in long-term debt are as follows:

	2019	2018

Balance at beginning of year	$6,375.0	$5,311.7
Net change under revolving facilities, net of financing fees	(595.6)	736.5
Issuance of long-term debt, net of financing fees	790.7	-
Repayment of long-term debt	(487.3)	(19.2)
Foreign currency translation	(198.2)	342.0
Amortization of financing fees ang long-term debt discount	7.9	6.8
Change in fair value related to hedged interest rate risk	6.6	(3.3)
Other	0.3	0.5
Balance at end of year	$5,899.4	$6,375.0